Note 11 - Income Per Common Share - Basic and Diluted Income Per Common Share (Details) - CAD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025
Statement Line Items [Line Items]
Net income (loss)	$ 7,525	$ 8,529	$ 18,594	$ 16,672
Weighted average number of common shares outstanding (in shares)	32,091,757	32,518,786	32,029,275	30,761,211
Basic and diluted income per common share (note 11) (in CAD per share)	$ 0.23	$ 0.26	$ 0.58	$ 0.54